Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Trade accounts receivable	$ 1,768	$ 1,750
Current expected credit losses allowance ("CECLA")	(19)	(19)
Total	$ 1,749	$ 1,731